Supplement to the currently effective Statement of Additional Information of each of the listed portfolios:

Scudder Investments VIT Funds                 __ Scudder Health Sciences Portfolio       __ Scudder International Select Equity
__ Scudder Global Biotechnology Fund          Scudder Variable Series II                 Portfolio
__ Scudder Real Estate Securities Portfolio   __ Scudder Aggressive Growth Portfolio     __ Scudder Small Cap Growth Portfolio
Scudder Variable Series I                     __ Scudder Blue Chip Portfolio             __ Scudder Strategic Income Portfolio
__ Scudder Bond Portfolio                     __ Scudder Contrarian Value Portfolio      __ Scudder Technology Growth Portfolio
__ Scudder Balanced Portfolio                 __ Scudder Fixed Income Portfolio          __ Scudder Total Return Portfolio
__ Scudder Growth and Income Portfolio        __ Scudder Global Blue Chip Portfolio
__ Scudder Capital Growth Portfolio           __ Scudder Government Securities Portfolio
__ Scudder 21st Century Growth Portfolio      __ Scudder Growth Portfolio
__ Scudder Global Discovery Portfolio         __ Scudder High Income Portfolio
__ Scudder International Portfolio


The following information supplements the "Investment Advisor" section of each portfolio's currently effective SAI:

Each Portfolio is managed by a team of investment professionals who each play an important role in a Portfolio's management process. Team members work together to develop investment strategies and select securities for a Portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Portfolio investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Portfolios, as well as team members who have other ongoing management responsibilities for each Portfolio, are identified in each Portfolio's prospectus, as of the date of the Portfolio's prospectus. Composition of the team may change over time, and Portfolio shareholders and investors will be notified of changes affecting individuals with primary Portfolio management responsibility.




















September 23, 2003